PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,743
Ending balance	2,480	$ 2,743
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	245
Ending balance	221	245
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,398	4,810
Additions (cash and non-cash)	182	422
Dispositions	(39)	(1,785)
Transfers and assets reclassified as held for sale	(2)
Foreign currency translation and other	(314)	(49)
Ending balance	3,225	3,398
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	378	643
Additions (cash and non-cash)	56	119
Dispositions	(30)	(388)
Foreign currency translation and other	(39)	4
Ending balance	365	378
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(655)	(1,045)
Depreciation and impairment expense	(189)	(317)
Dispositions	31	705
Transfers and assets reclassified as held for sale	1
Foreign currency translation and other	67	2
Ending balance	(745)	(655)
Accumulated depreciation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(133)	(225)
Depreciation and impairment expense	(55)	(84)
Dispositions	26	177
Foreign currency translation and other	18	(1)
Ending balance	(144)	(133)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19
Ending balance	17	19
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19	63
Additions (cash and non-cash)	0	0
Dispositions	0	(37)
Foreign currency translation and other	(2)	(7)
Ending balance	17	19
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Land | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and impairment expense	0	0
Dispositions	0	0
Foreign currency translation and other	0	0
Ending balance	0	0
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,813
Ending balance	1,631	1,813
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,055	2,298
Additions (cash and non-cash)	48	94
Dispositions	0	(272)
Foreign currency translation and other	(199)	(65)
Ending balance	1,904	2,055
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Buildings | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(242)	(227)
Depreciation and impairment expense	(55)	(56)
Dispositions	0	40
Foreign currency translation and other	24	1
Ending balance	(273)	(242)
Machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	348
Ending balance	334	348
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	(2)
Machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	553	1,355
Additions (cash and non-cash)	75	203
Dispositions	(8)	(1,022)
Foreign currency translation and other	(39)	17
Ending balance	579	553
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	1
Machinery and equipment | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(205)	(528)
Depreciation and impairment expense	(63)	(153)
Dispositions	3	473
Foreign currency translation and other	19	3
Ending balance	(245)	(205)
Other | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	318
Ending balance	277	318
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Other | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	393	451
Additions (cash and non-cash)	3	6
Dispositions	(1)	(66)
Foreign currency translation and other	(35)	2
Ending balance	360	393
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Other | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(75)	(65)
Depreciation and impairment expense	(16)	(24)
Dispositions	2	15
Foreign currency translation and other	6	(1)
Ending balance	(83)	$ (75)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	$ 0